DESCRIPTION OF BUSINESS AND ORGANIZATION - History of group and basis of presentation (Details) - shares							1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 22, 2024	Dec. 24, 2021	Nov. 11, 2021	Nov. 04, 2021	Sep. 24, 2021	Aug. 09, 2021	Feb. 28, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 29, 2020
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired									100.00%
Lotus E V | Lotus Technology Inc | Subsequent events
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued	474,621,603
Geely holding | Lotus Technology International Investment Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)			100.00%
Geely holding | WFOE
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)										60.00%
Founders Offshore Vehicle | WFOE
DESCRIPTION OF BUSINESS AND ORGANIZATION
Ownership interest held (as a percent)										40.00%
Founders Offshore Vehicle
DESCRIPTION OF BUSINESS AND ORGANIZATION
Common stock subscribed						191,981,772
Number of shares issued						191,981,772
WFOE | Sanya Lotus and Hangzhou Lotus
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired							100.00%	100.00%
WFOE | Etika
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired					33.33%
WFOE | Geely holding
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired					22.22%
WFOE | Founders Offshore Vehicle
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired					44.45%
Etika
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued			143,986,329
Lotus Technology International Investment Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest acquired			100.00%
Number of shares issued			95,990,886						95,990,886
LGIL
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		47,995,443		47,995,443